Debt Financings (Details) (USD $)																												0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Senior Debt Obligations	Dec. 31, 2012 Senior Debt Obligations	Dec. 31, 2011 Senior Debt Obligations	Mar. 31, 2013 Secured Debt item	Dec. 31, 2012 Secured Debt item	Dec. 31, 2011 Secured Debt	Mar. 31, 2013 Secured Debt Senior secured bonds item	Dec. 31, 2012 Secured Debt Senior secured bonds item	Dec. 31, 2011 Secured Debt Senior secured bonds	Mar. 31, 2013 Secured Debt ECA and Ex-Im financings item	Dec. 31, 2012 Secured Debt ECA and Ex-Im financings item	Dec. 31, 2011 Secured Debt ECA and Ex-Im financings	Mar. 31, 2013 Secured Debt Bank debt item	Dec. 31, 2012 Secured Debt Bank debt item	Dec. 31, 2011 Secured Debt Bank debt	Mar. 31, 2013 Secured Debt Bank debt Consolidated VIEs	Dec. 31, 2012 Secured Debt Bank debt Consolidated VIEs	Dec. 31, 2011 Secured Debt Bank debt Consolidated VIEs	Mar. 31, 2013 Secured Debt Institutional secured term loans item	Dec. 31, 2012 Secured Debt Institutional secured term loans item	Dec. 31, 2011 Secured Debt Institutional secured term loans	Mar. 31, 2013 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Mar. 31, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Apr. 05, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsequent event item	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower	Mar. 31, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower	Mar. 31, 2013 Unsecured Debt	Dec. 31, 2012 Unsecured Debt	Dec. 31, 2011 Unsecured Debt	Mar. 31, 2013 Unsecured Debt Bonds and medium-term notes	Dec. 31, 2012 Unsecured Debt Bonds and medium-term notes	Dec. 31, 2011 Unsecured Debt Bonds and medium-term notes
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount		$ 24,395,119,000					$ 9,233,856,000	$ 9,504,372,000		$ 3,900,000,000	$ 3,900,000,000	$ 3,900,000,000	$ 2,055,211,000	$ 2,193,229,000	$ 2,335,147,000	$ 1,828,645,000	$ 1,961,143,000	$ 2,246,936,000				$ 1,450,000,000	$ 1,450,000,000	$ 1,300,000,000			$ 900,000,000			$ 550,000,000					$ 13,949,454,000	$ 13,890,747,000	$ 13,658,769,000
Less: Deferred debt discount							(14,143,000)	(15,125,000)	(17,452,000)																							(34,799,000)	(37,207,000)	(39,128,000)
Secured debt financing, net of deferred debt discount	9,219,713,000	9,489,247,000	9,764,631,000				9,219,713,000	9,489,247,000	9,764,631,000
Unsecured debt financing, net of deferred debt discount	13,914,655,000	13,853,540,000	13,619,641,000																													13,914,655,000	13,853,540,000	13,619,641,000
Debt financing, net of deferred debt discount	24,134,368,000	24,342,787,000	24,384,272,000	23,134,368,000	23,342,787,000	23,384,272,000																						900,000,000
Subordinated debt	1,000,000,000	1,000,000,000	1,000,000,000
Non-recourse to ILFC																			186,700,000	270,500,000	97,000,000
Net Book Value							17,312,787,000	17,550,276,000		6,399,839,000	6,485,121,000		5,605,452,000	5,338,188,000		2,683,979,000	2,925,637,000					2,623,517,000	2,801,330,000						1,660,000,000		1,000,000,000
Collateral provided, number of aircraft							445	453		174	174		121	119		61	63					89	97					8
Amount outstanding under the facility																									269,900,000	260,000,000
Prepayment of debt																												$ 150,000,000